PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Machinery and equipment	$4,483,382	$4,285,476
Office equipment	134,463	130,941
Vehicles	506,254	541,512
Subtotal	5,124,099	4,957,929
Less: accumulated depreciation	(1,604,556)	(1,492,976)
Property and equipment, net	$3,519,543	$3,464,953

SCHEDULE MOVEMENT OF MACHINERY AND EQUIPMENT

The movement of machinery and equipment was presented in the following table:

	March 31, 2026	September 30, 2025
	(Unaudited)
Balance at the beginning of the period	$4,285,476	$4,877,172
Purchases	142,700	83,704
Equipment transferred from inventories	354,795	448,686
Disposals	(414,848)	(1,056,751)
Exchange differences	115,259	(67,335)
Balance at the end of the period	$4,483,382	$4,285,476